Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 877,620	$ 2,266,049
Prepaid expenses	636,568	831,645
Total current assets	1,514,188	3,097,694
Cash held in Trust Account	373,750,000	373,750,000
Total Assets	375,264,188	376,847,694
Current liabilities:
Accounts payable	4,289,351	578,902
Accrued expenses	1,014,468	488,824
Total current liabilities	5,303,819	1,067,726
Deferred legal fees	462,409	0
Deferred underwriting commissions	13,081,250	13,081,250
Derivative warrant liabilities	20,045,330	27,249,130
Total liabilities	38,892,808	41,398,106
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 33,137,137 and 33,044,958 shares subject to possible redemption at $10.00 per share at June 30, 2021 and December 31, 2020, respectively	331,371,370	330,449,580
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding at June 30, 2021 and December 31, 2020	0	0
Additional paid-in capital	8,446,652	9,830,842
Accumulated deficit	(3,448,000)	(4,832,201)
Total shareholders' equity	5,000,010	5,000,008
Total Liabilities and Shareholders' Equity	375,264,188	376,847,694
Common Class A [Member]
Shareholders' Equity
Common Stock	424	433
Common Class B [Member]
Shareholders' Equity
Common Stock	$ 934	$ 934